COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross rent expenses	¥ 136,076	¥ 108,992	¥ 77,493
Sublease rental income	460	¥ 382	¥ 1,416
Future minimum lease payments:
2017	116,805
2018	100,736
2019	70,660
2020	47,230
2021	32,542
2022 and thereafter	53,924
Total	¥ 421,897